Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 1,271,446	$ 1,468,726
Derivative financial liabilities, undiscounted cash flows	9,336	20,416
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	36,707	41,518
Derivative financial liabilities, undiscounted cash flows	68	79
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	29,613	37,154
Derivative financial liabilities, undiscounted cash flows	352	351
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	99,675	99,327
Derivative financial liabilities, undiscounted cash flows	4,775	7,764
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,045,305	1,062,462
Derivative financial liabilities, undiscounted cash flows	4,141	12,222
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	60,146	228,265
Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	9,336	20,416
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	68	79
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	352	351
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	4,775	7,764
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	4,141	12,222
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,547	13,578
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,415	13,434
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	132	144
Due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	952	7,525
Due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	952	7,525
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	21,379	23,497
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	8,379	10,043
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,375	8,053
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	5,625	5,401
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	80	73
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	80	73
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	60,279	458
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,019	42
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,941	85
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	8,929	218
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	48,390	113
Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 1,179,160	$ 1,423,242
Interest rate	2.42%	2.48%
Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 17,894	$ 17,999
Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	19,164	21,272
Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	85,121	93,479
Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	996,835	1,062,227
Floating interest rate | Loans received | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	60,146	228,265
Fixed interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	49	353
Fixed interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 49	75
Fixed interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		229
Fixed interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 49
Fixed interest rate | Loans received | Sponsor Credit Facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance	1.00%	1.00%